Schedule of accounts receivable, net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Credit Loss [Abstract]
Accounts receivable	$ 243,957	$ 232,844
Less: allowance for expected credit loss	(134,958)	(121,778)	$ (122,030)
Total accounts receivable	$ 108,999	$ 111,066